Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Condensed Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, Authorized shares	1,250,000	1,250,000
Common stock, issued shares	1,170,550	1,170,550
Common stock, outstanding shares	1,170,550	1,170,550